K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

November 15, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:	Neuberger Berman Income Funds
-- Neuberger Berman Unconstrained Bond Fund
-- Institutional Class, Class A, Class C, and Class R6
File Nos. 002-85229; 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 110

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A (“PEA 102”) on behalf of Class A, Class C, Class R6 and Institutional Class of Neuberger Berman Unconstrained Bond Fund (the “Fund”).  PEA 110 includes the prospectuses (the “Prospectuses”) and statement of additional information (the “SAI”) relating to the Registrant’s issuance of Class A, Class C, Class R6 and Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Fund as a new series of the Registrant. The Fund will have four classes of shares – Class A, Class C, Class R6 and Institutional Class.  This filing is not intended to affect the prospectus or SAI of the previously registered series of the Registrant or any Class thereof.

The form of the Prospectuses and the section of the Prospectuses titled “Your Investment,” are substantially the same as the Class A, Class C, Class R6 and Institutional Class disclosure contained in the following currently effective registration statements for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 102 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C

Securities and Exchange Commission
November 15, 2013

thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, and Institutional Class shares of Neuberger Berman Emerging Markets Income Fund (Accession No. 0000898432-13-000854) (May 15, 2013).

Post-Effective Amendment No. 95 to the Registrant’s registration statement f on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder or Class R6 shares of Neuberger Berman High Income Bond Fund and Neuberger Berman Strategic Income Fund (Accession No. 0000898432-13-000050) (January 11, 2013).

The form of the SAI, and the entire text of the SAI (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the statement of additional information for Class A, Class C, Class R6 and Institutional Class contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 95 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-13-000050) (January 11, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 110.  Pursuant to Rule 485(a)(2) under the 1933 Act, PEA 110 will become effective 75 days after the filing date on January 29, 2013.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by December 30, 2013.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9473 or Arthur C. Delibert at (202) 778-9042.  Thank you for your attention.

Sincerely,
/s/ Franklin H. Na